Commitments and Contingencies (Details) - Schedule of future minimum payments required under the lease - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Payments Required Under the Lease [Abstract]
2023	$ 498,552	$ 583,728
2024	532,689	550,705
2025	517,231	517,231
2026	532,424	532,424
2027	548,073	548,073
Thereafter	754,064	754,064
Total lease payments	3,383,033	3,486,225
Less: Amounts representing interest	1,076,702	(1,081,698)
Total lease obligations	$ 2,306,331	2,404,526
Less: Current		(326,908)
Total		$ 2,077,618